Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 SGD ($) shares	Jun. 30, 2023 SGD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Working capital	$ 200,000			$ 900,000			$ 200,000	$ 1,200,000		$ 2,200,000
Cash	3,400,000			3,300,000			4,600,000	4,500,000
Accounts receivable	1,124,856			2,611,387			1,520,076	3,528,901		3,415,966
Contract with customer asset	$ 3,926,499			$ 3,781,670			$ 5,306,079	$ 5,110,365		7,023,941
Convenience translation	0.74			0.74			0.74	0.74
Depositor maximum amount insured							$ 75,000	$ 75,000
Deferred offering costs	$ 825,406			$ 613,059			1,115,413	828,458		522,987
Impairment loss on long lived assets		$ 0			$ 0	$ 0
Advertising Expense		0	$ 0	481	650
Share based compensation expenses	$ 46,465	$ 62,791	60,814	$ 98,757	$ 133,455	$ 132,471
Unrecognized tax benefits			$ 0				0	0		0
Antidiluted shares | shares	0	0	0	0	0	0
Deposit assets	$ 3,407,209						4,604,336	4,482,359	$ 3,316,946	1,989,817
Deposit assets	$ 3,296,209			$ 3,205,946			$ 4,454,336	$ 4,332,359		$ 1,839,817
Other income					$ 0	$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	25.00%	25.00%	60.00%	32.00%	32.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	19.00%	23.00%	15.00%	15.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage	18.00%	18.00%		12.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	13.00%		11.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%	15.00%	11.00%	10.00%	10.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	43.00%	43.00%		34.00%	34.00%	39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	33.00%	33.00%		20.00%	20.00%	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage	16.00%	16.00%		15.00%	15.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage				12.00%	12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage	63.00%	63.00%		38.00%	38.00%	30.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	11.00%		13.00%	13.00%	15.00%
SGD Per Shares [Member]
Product Information [Line Items]
Convenience translation	1.00			1.00			1.00	1.00